Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Doubtful [Member]
Accounts Receivable, Net [Line Items]
Allowance of credit loss	$ 4,078,314	$ 20,084,455	$ 5,468,134